Derivative financial instruments - Reconciliation of the movements of the cash flow hedge reserve and the currency translation reserve (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative financial instruments
Reserve of cash flow hedges, beginning balance		£ 1,161
Currency translation movements, cash flow hedge reserve	[1]	(10)
Hedging gains/(losses) for the year, currency translation reseve		(334)
Amounts reclassified in relation to cash flows affecting profit or loss, cash flow hedge reserve		(332)	£ (643)	£ (365)
Tax, cash flow hedge reserve		175	321	£ (292)
Reserve of cash flow hedges, ending balance		660	1,161
Currency translation reserve, beginning balance		3,054
Currency translation movements, currency translation reseve	[1]	793
Amounts reclassified in relation to cash flows affecting profit or loss, currency translation reseve		41
Tax, currency translation reseve		0
Currency translation reserve, ending balance		3,888	£ 3,054
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Currency translation movements, currency translation reseve	[1]	793
Hedges of net investment [member]
Derivative financial instruments
Currency translation movements, currency translation reseve		49
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Currency translation movements, currency translation reseve		£ 49

[1]	Note a Currency translation movements include amounts attributable to items which are not in net investment hedges (£49m gain).